Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Accounts receivable	85,215,404	14,431,613	2,037,586
Less: allowance for doubtful accounts	(4,862,941)	(4,588,786)	(647,886)
Accounts receivable, net	80,352,463	9,842,827	1,389,700

Schedule of allowance for doubtful accounts

	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Beginning balance	1,886,467	4,862,941	705,060
Provision for doubtful accounts	2,976,474	274,155	38,708
Exchange rate difference	-	-	(95,882)
Ending balance	4,862,941	4,588,786	647,886